SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of reportable segments financial information by geography	inancial information by reportable segment for the six and three-month periods ended June
30, is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30:

	Telecommunication and infrastructure ***		Digital				Total Revenue **
			Digital financial services *		Other digital services ***
	2026	2025	2026	2025	2026	2025	2026	2025

Pakistan	600	519	261	175	104	87	965	781
Ukraine	526	483	—	—	141	59	667	542
Kazakhstan	357	325	13	17	68	47	438	389
Uzbekistan	140	127	10	5	16	15	166	147
Bangladesh	205	222	—	—	31	6	236	228
HQ, eliminations and Others	—	23	—	—	—	3	—	26

Total	1,828	1,699	284	197	360	217	2,472	2,113
Starting first quarter 2026, to conform with management view and presentation, revenues from our enterprise identity and credentials management services are reported within the other digital services revenue.
* Digital financial services includes interest income of US$162 (2025: US$100) from loans to customers from our banking operations in Pakistan.
** Total revenue includes service revenue of US$2,430 (2025: US$2,095) and revenue from sale of equipment and accessories of US$42 (2025:
US$18).
*** Certain prior period comparatives have been reclassified to conform with the current year presentation.

	Selling, General and Administrative Expenses		Adjusted EBITDA		CAPEX exc. licenses and ROU *
	2026	2025	2026	2025	2026	2025

Pakistan	444	370	426	326	103	91
Ukraine	232	183	363	309	137	152
Kazakhstan	162	128	180	195	46	68
Uzbekistan	80	72	61	56	25	37
Bangladesh	107	94	96	126	23	12
HQ, eliminations and Others	58	75	(57)	(53)	2	5

Total	1,083	922	1,069	959	336	365
* This includes additions on property, plant and equipment of US$392 (2025: US$783), intangible assets of US$293 (2025: US$58) after deducting additions in licenses of US$209 (2025: US$1), right-of-use assets of US$108 (2025: US$454), and additions in the period which were prepaid of US$32 (2025: US$21).
For the three-month period ended June 30:

	Telecommunication and infrastructure ***		Digital				Total Revenue **
			Digital financial services *		Other digital services ***
	2026	2025	2026	2025	2026	2025	2026	2025

Pakistan	307	262	139	93	54	40	500	395
Ukraine	267	245	—	—	74	40	341	285
Kazakhstan	181	169	6	9	39	24	226	202
Uzbekistan	71	64	4	2	9	8	84	74
Bangladesh	103	113	—	—	17	4	120	117
HQ, eliminations and Others	—	11	—	—	—	3	—	14

Total	929	864	149	104	193	119	1,271	1,087
Starting first quarter 2026, to conform with management view and presentation, revenues from our enterprise identity and credentials management services are reported within the other digital services revenue.
* Digital financial services includes interest income of US$84 (2025: US$48) from loans to customers from our banking operations in Pakistan.
** Total revenue includes service revenue of US$1,251 (2025: US$1,075) and revenue from sale of equipment and accessories of US$20 (2025:
US$12).
*** Certain prior period comparatives have been reclassified to conform with the current year presentation.

Schedule of segment adjusted EBITDA and capital expenditures by geography

	Selling, General and Administrative Expenses		Adjusted EBITDA		CAPEX exc. licenses and ROU *
	2026	2025	2026	2025	2026	2025

Pakistan	234	188	216	164	71	57
Ukraine	114	93	189	166	66	95
Kazakhstan	84	66	89	100	28	44
Uzbekistan	40	37	31	29	17	28
Bangladesh	54	40	49	88	14	5
HQ, eliminations and Others	24	40	(22)	(27)	2	3

Total	550	464	552	520	198	232
* This includes additions on property, plant and equipment of US$208 (2025: US$604), intangible assets of US$41 (2025: US$39) after deducting additions in right-of-use assets of US$41 (2025: US$407), right-of-use assets of nil (2025: US$1)and additions in the period which were prepaid of US$10 (2025: US$3).

Schedule of segments reconciliation of consolidated Adjusted EBITDA to Profit / (loss) before tax	The following table provides the reconciliation of Total Adjusted EBITDA to Profit for the period for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2026	2025	2026	2025
Total Adjusted EBITDA	1,069	959	552	520
Adjustments to reconcile Total Adjusted EBITDA to Profit for the period
Income taxes	(120)	(86)	(60)	(74)
Net foreign exchange gain/ (loss)	13	(52)	(2)	(22)
Other non-operating (loss)/ gain, net	(16)	31	(10)	1
Finance income	48	20	30	10
Finance costs	(317)	(246)	(167)	(127)
Gain on disposal of subsidiaries, net	19	497	19	497
Gain on disposal of non-current assets	5	—	5	—
Impairment loss	(4)	(3)	(2)	(1)
Amortization	(125)	(114)	(66)	(54)
Depreciation	(309)	(280)	(159)	(142)

Profit for the period	263	726	140	608